Concentration of Risk (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk [Line Items]
Major Customer Above Benchmark, Number	0		0
Kroger [Member] | Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.40%
PMI Trading Limited [Member] | Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	6.30%	5.50%	8.50%
Minimum [Member] | Sales [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		10.00%